Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The results of discontinued operations of Tiandihui for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Revenue	$-	$-	$-
Cost of revenues	-	-	-
Gross profit	-	-	-
Operating expenses	-	-	-
Loss from discontinued operations	-	-	(138,263)
Other expense, net	-	-	(138,263)
(Loss) income before tax	-	-	(14,957,284)
Net loss from discontinued operations	$-	$-	$(15,095,547)

The results of discontinued operations of the Company’s restaurant business for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Revenue	$-	$1,272,666	$3,175,055
Cost of revenues	-	(885,395)	(2,145,239)
Gross profit	-	387,271	1,029,816
Operating expenses	-	(1,094,854)	(1,214,449)
Loss from discontinued operations of Far Lings and Bo Lings	-	(707,583)	(184,633)
Other income, net	-	1,282,832	31,579
Income (loss) before tax	-	575,249	(153,054)
Net income (loss) from discontinued operations of Far Lings and Bo Lings	$-	$575,249	$(153,054)